FINANCIAL RISK MANAGEMENT OBJECTIVES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Balance of Financial Assets and Liabilities Denominated in a Currency Different from the Company's Reporting Currency
The balances of financial assets and liabilities denominated in a currency different from our Company’s each functional currency are summarized below.

	Financial Assets		Financial Liabilities
	As of December 31,		As of December 31
	2025	2024	2025	2024
United States dollar (USD)	12,267	8,052	9,241	23,582
Thai Baht (THB)	8,504	8,357	715,579	191,489
Singapore dollar (SGD)	71	160	47	47
Taiwan dollar (TWD)	3,940	14,953	9,287	4,704
Renminbi (RMB)	19	19	—	2
Hong Kong dollar (HKD)	6,568	6,789	32	24
Euro (EUR)	4	8	—	1

Sensitivity of Profit Before Tax and Equity to a Reasonably Possible Change of Relevant Risk Variable
The following table demonstrates the sensitivity of our Company’s profit before tax and equity to a reasonably possible change of each foreign currency exchange rates against all other non-functional currencies, with all other variables held constant.

	Change rate	USD	THB	SGD	TWD	HKD	EUR

2025	5%	152	(1,127)	1	(9)	42	—
	-5%	(152)	1,127	(1)	9	(42)	—
2024	5%	(776)	(269)	4	16	44	—
	-5%	776	269	(4)	(16)	(44)	—
Commodity price sensitivity
The following table shows the potential effect of price changes in copper.

	Change in year-end price	Effect on profit before tax	Effect on equity
	US$’000	US$’000	US$’000
2025
Copper	+32%	9,322	N/A
	-32%	(9,322)	N/A
2024	+6%	1,826	N/A
Copper	-6%	(1,826)	N/A

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payment Obligations
The table below summarizes the maturity profile of our Company’s financial liabilities based on contractual undiscounted payment obligations.

	< 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2025
Financial liabilities
Interest-bearing loans and borrowings	42,354	510	—	—	42,864
Trade and other payables	58,184	—	—	—	58,184
Due to related parties	9,590	—	—	—	9,590
Lease liability	1,164	1,117	364	—	2,645
	111,292	1,627	364	—	113,283

As of December 31, 2024
Financial liabilities
Interest-bearing loans and borrowings	24,742	7,932	—	—	32,674
Trade and other payables	57,220	—	—	—	57,220
Due to related parties	9,715	—	—	—	9,715
Financial liabilities at fair value through profit or loss	21	—	—	—	21
Lease liability	762	843	388	147	2,140
	92,460	8,775	388	147	101,770

Summary of Capital Management

	As of December 31,
	2025	2024
	US$’000	US$’000
Interest bearing loans and borrowings	42,338	28,970
Trade and other payables	58,184	57,220
Less: cash and cash equivalents	(33,163)	(34,035)
Net debt	67,359	52,155
Total Equity	236,952	215,365
Capital and net debt	304,311	267,520
Gearing ratio	22.1%	19.5%